Segment Reporting - Schedule of Operating Revenue by Products and Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	$ 77,401	$ 134,711
License [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	23,544	101,553
Systems [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	29,252	17,641
Services [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	2,629	2,086
Recurring [Member]
Entity Wide Information Revenue From External Customer [Line Items]
Total revenue	$ 21,976	$ 13,431